Income taxes - Changes in deferred tax (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance of deferred tax liability, net	$ 94,287	$ 132,792	$ 150,953
Deferred ISR in profit or loss	85,731	(42,355)	(7,691)
Recoverable tax on assets			(10,466)
Income tax effects recognized in other comprehensive income	3,912	3,850	(4)
Ending balance of deferred tax asset, net	$ 183,930	$ 94,287	$ 132,792